Consolidated Statements of Operations Information - costs of sales and services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 22,933	$ 22,102	$ 95,189
Market value increase on commodity inventories	0		(160)
(Reversal of) write-downs of inventories	(19)	469	1,822
Gain on derivative contracts, net	(1,376)		(122)
Fair value gain on investment property, net of write-down of real estate for sale	(407)	(757)	(3,122)
Loss (gain) on dispositions of subsidiaries, net	0	546	(2,243)
Gains on settlements and derecognition of liabilities	(390)	(2,600)	(1,168)
Change in fair value of loan payable measured at FVTPL	1,616	549	979
Loss on securities, net	2,320
Other, including medical and real estate sectors	6,241	6,561	5,386
Total costs of sales and services	$ 30,918	$ 26,870	$ 96,561